SCHEDULE OF CREDIT PERIOD FOR CUSTOMERS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Gross trade receivables	$ 2,106,330	$ 3,015,429
Less: Allowance for credit losses	(1,368,502)	(893,848)
Trade receivables, net	737,828	2,121,581
Not past due [member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	13,382	2,366
Current [member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	$ 2,092,948	$ 3,013,063